NATURE AND DESCRIPTION OF THE PARTNERSHIP (Details)				12 Months Ended
		Jun. 20, 2016 USD ($) credit_facility subsidiary shares	Jun. 19, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Sep. 30, 2018 credit_facility	Oct. 31, 2017 USD ($) credit_facility
Disclosure of detailed information about borrowings [line items]
Number of shares issued per 50 predecessor shares		0.02000000
Issue of equity	[1]				$ 815,000,000
Number of units issuable per redemption Unit (in units) | shares		1
Preferred shares issued to predecessor, number of subsidiaries | subsidiary		3
Cash dividend as a percentage of redemption value				5.00%
Management fee, percent				1.25%
Management fee, quarterly percent				0.3125%
Incentive distribution, unit price percentage increase				20.00%
Brookfield Credit Agreements
Disclosure of detailed information about borrowings [line items]
Number of credit facilities | credit_facility		2						2	1
Term of borrowings		3 years
Credit facility, maximum borrowing capacity				$ 2,075,000,000		$ 500,000,000	$ 500,000,000		$ 500,000,000
Holding LP
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary			52.00%
Brookfield Asset Management Inc
Disclosure of detailed information about borrowings [line items]
Subsidiary proceeds from predecessor			$ 250,000,000
Limited Partners
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders		45.00%	55.00%
Issue of equity	[1]				$ 565,000,000
Brookfield Asset Management Inc.
Disclosure of detailed information about borrowings [line items]
Proportion of units received by shareholders			100.00%
Proportion of ownership interest in subsidiary		79.00%		64.00%
Brookfield Asset Management Inc. | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity		$ 250,000,000
Brookfield Asset Management Inc. | Preferred shares | Issued on spin-off
Disclosure of detailed information about borrowings [line items]
Issue of equity		$ 15,000,000

[1]	See Note 19 for additional information on distributions and for additional information on unit issuances and repurchases.